Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 30,607	$ 33,448
Accumulated depreciation	(17,794)	(18,391)
Property and equipment, net	12,813	15,057
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	19,519	22,360
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 11,088	$ 11,088